License Agreements - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		6 Months Ended
	Mar. 23, 2017	May 31, 2019	May 31, 2017	Jun. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License agreement termination description				The agreement may be terminated by either party upon a material breach by the other party that is not cured within 60 days after written notice. The Company may terminate the agreement in its entirety or on a product-by-product or country-by-country basis with or without cause with 60 days’ prior written notice.
Payment for development milestone		$ 2.5	$ 0.3
Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate amount payable upon satisfaction of clinical milestones	$ 4.3
Aggregate amount payable upon satisfaction of regulatory milestones for first indication approved	24.0
Aggregate amount payable upon satisfaction of regulatory milestones for second indication approved	18.0
Aggregate amount payable upon satisfaction of commercial milestones	$ 125.0
License Agreement | Series A Preferred Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares, Issued	2,587,992
Fair value of license agreement	$ 3.2
Fair value of shares issued	$ 1.22